BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of preparation	Basis of preparation These Consolidated Financial Statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Principles of consolidation
Principles of consolidation

A variable interest entity (“VIE”) is defined by the accounting standard as a legal entity where either (a) equity interest holders, as a group, lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights. A party that is a variable interest holder is required to consolidate a VIE if the holder has both (a) the power to direct the activities that most significantly impact the entity’s economic performance, and (b) the obligation to absorb losses that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

The accompanying Consolidated Financial Statements include the financial statements of the entities listed in notes 4 and 5.

Investments in entities in which we directly or indirectly hold more than 50% of the voting control are consolidated in the financial statements, as well as certain variable interest entities in which we are deemed to be the primary beneficiary. All intercompany balances and transactions are eliminated. The non-controlling interests of the above mentioned subsidiaries are included in the consolidated balance sheets and consolidated statements of operations as “Non-controlling interests”.

Foreign currencies
Foreign currencies

We and our subsidiaries’ functional currency is the U.S. dollar as the majority of the revenues are received in U.S. dollars and a majority of our expenditures are incurred in U.S. dollars. Our reporting currency is U.S. dollars.

Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction and translation gains or losses are included in the statements of operations.

Use of estimates
Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

As of December 31, 2018, we leased one (December 31, 2017: one) vessel under a finance lease from a wholly-owned special purpose vehicle (the “lessor SPV”) subsidiary of a financial institution in connection with our sale and leaseback transaction. While we do not hold any equity investment in the lessor SPV, we have determined that we are the primary beneficiary of the entity and accordingly, we are required to consolidate the lessor SPV into our financial results. The key line items impacted by our consolidation of the lessor SPV are short-term and long-term debt, restricted cash and short-term deposits, and interest expense. In consolidating the lessor SPV, on a quarterly basis, we must make assumptions regarding (i) the debt amortization profile; (ii) the interest rate to be applied against the lessor SPV’s debt principal; and (iii) the lessor SPV’s application of cash receipts. Our estimates are therefore dependent upon the timeliness of receipt and accuracy of financial information provided by the lessor SPV. Upon receipt of the audited annual financial statements of VIEs, we will make a true-up adjustment for any material differences.

In assessing the recoverability of our vessels’ carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual or scrap value, charter rates, ship operating expenses, utilization and drydocking requirements.

Investment in Affiliate
Investment in affiliate

Affiliates are entities over which we generally have between 20% and 50% of the voting rights, or over which we have significant influence, but over which we do not exercise control or have the power to control the financial and operational policies. Investments in these entities are accounted for by the equity method of accounting. Affiliates are also entities in which we hold a majority ownership interest, but we do not control, due to the participating rights of non-controlling interests. Under the equity method of accounting, we record our investment in the affiliate at cost, and adjust the carrying amount for our share of the earnings or losses of the affiliate subsequent to the date of the investment and report the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The excess, if any, of the purchase price over book value of our investments in equity method affiliates, or basis difference, is included in the consolidated balance sheets as "Investment in affiliate". We allocate the basis difference across the assets and liabilities of the affiliate, with the residual assigned to goodwill. The basis difference will then be amortized through the consolidated statements of operations as part of the equity method of accounting. When our share of losses in an affiliate equals or exceeds the value of our interest, we do not recognize further losses, unless we have incurred obligations or made payments on behalf of the affiliate.

We recognize gains and losses in earnings based on the economic results allocated based on a contractual agreement, net of interest, tax and basis difference amortization.

Guarantees
Guarantees

Guarantees issued by us, excluding those that are guaranteeing our own performance, are recognized at fair value at the time that the guarantees are issued, and reported in “Other current liabilities” and "Other non-current liabilities". A liability in an amount equal to the fair value of the obligation undertaken in issuing the guarantee in connection with an investment in affiliate is recognized. If it becomes probable that we will have to perform under a guarantee, we will recognize an additional liability if the amount of the loss can be reasonably estimated. The recognition of fair value is not required for certain guarantees such as the parent's guarantee of a subsidiary's debt to a third party. For those guarantees excluded from the above guidance requiring the fair value recognition provision of the liability, financial statement disclosures of such items are made.

Business combinations
Business combinations

Business combinations are accounted for under the acquisition method. On acquisition, the identifiable assets, liabilities and contingent liabilities are measured at their fair values at the date of acquisition. Any excess of the cost of acquisition over the fair values of the identifiable net assets acquired is recognized as goodwill. Any deficiency of the cost of acquisition below the fair values of the identifiable net assets acquired (i.e. bargain purchase) is credited to the statement of operations in the period of acquisition. The consideration transferred for an acquisition is measured at fair value of the consideration given. Acquisition related costs are expensed as incurred. Identifiable assets acquired and liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The results of operations of acquired subsidiaries are included from the date of acquisition.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, we will recognize a measurement-period adjustment during the period in which we determine the amount of the adjustment, including the effect on earnings of any amounts we would have recorded in previous periods if the accounting had been completed at the acquisition date.

Revenue and expense recognition
Revenue and expense recognition

Revenues include minimum lease payments under time charters and fees for repositioning vessels. Revenues generated from time charters, which we classify as operating leases, are recorded over the term of the charter as service is provided. However, we do not recognize revenue if a charter has not been contractually committed to by a customer and ourselves, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. Initial direct costs (those directly related to the negotiation and consummation of the lease) are deferred and allocated to earnings over the lease term. Rental income and expense are amortized over the lease term on a straight-line basis.

Repositioning fees (included in time and voyage charter revenues) received in respect of time charters are recognized at the end of the charter when the fee becomes fixed and determinable. However, where there is a fixed amount specified in the charter, which is not dependent upon redelivery location, the fee will be recognized evenly over the term of the charter.

Under our time charters, the majority of voyage expenses are paid by our customers. Voyage related expenses, principally fuel, may also be incurred when positioning or repositioning the vessel before or after the period of time charter and during periods when the vessel is not under charter or is off-hire, for example when the vessel is undergoing repairs. These expenses are recognized as incurred.

Vessel operating expenses, which are recognized when incurred, include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses and third party management fees.

Income taxes
Income taxes

Income taxes are based on a separate return basis. The guidance on income taxes prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Deferred tax assets and liabilities are recognized principally for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Realization of the deferred income tax asset is dependent on generating sufficient taxable income in future years.

We use a two-step approach for recognizing and measuring tax benefits taken or expected to be taken in a tax return regarding uncertainties in income tax positions. The first step is recognition: we determine whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The second step is measurement: a tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.

Penalties and interest related to uncertain tax positions are recognized in “Income taxes” in the Consolidated Statements of Operations.

Cash and cash equivalents	Cash and cash equivalents We consider all demand and time deposits and highly liquid investments with original maturities of three months or less to be equivalent to cash.
Restricted cash and short-term deposits
Restricted cash and short-term deposits

Restricted cash and short-term deposits consist of bank deposits, which may only be used to settle certain pre-arranged loan or lease payments, other claims which requires us to restrict cash, performance bonds related to charters, cash collateral required for certain swaps, and cash held by the VIE. We consider all short-term deposits as held to maturity. These deposits are carried at amortized cost. We place our short-term deposits primarily in fixed term deposits with high credit quality financial institutions.

Trade accounts receivable
Trade accounts receivable

Trade receivables are presented net of allowances for doubtful balances. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate allowance for doubtful accounts.

Inventories
Inventories

Inventories, which are comprised principally of fuel, lubricating oils and vessel spares, are stated at the lower of cost or market value. Cost is determined on a first-in, first-out basis.

Vessels and equipment
Vessels and equipment

Vessels are stated at cost less accumulated depreciation. The cost of vessels less the estimated residual value is depreciated on a straight-line basis over the assets’ remaining useful economic lives. Management estimates the residual values of our vessels based on a scrap value cost of steel and aluminum times the weight of the vessel noted in lightweight tons. Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons.

The cost of building mooring equipment is capitalized and depreciated over the initial lease term of the related charter.

Refurbishment costs incurred during the period are capitalized as part of vessels and depreciated over the vessels’ remaining useful economic lives. Refurbishment costs are costs that appreciably increase the capacity, or improve the efficiency or safety of vessels and equipment.

Drydocking expenditures are capitalized when incurred and amortized over the period until the next anticipated drydocking, which is generally every five years. For vessels that are newly built or acquired, we have adopted the “built-in overhaul” method of accounting. The built-in overhaul method is based on the segregation of vessel costs into those that should be depreciated over the useful life of the vessel and those that require drydocking at periodic intervals to reflect the different useful lives of the components of the assets. The estimated cost of the drydocking component is amortized until the date of the first drydocking following acquisition, upon which the cost is capitalized and the process is repeated. When a vessel is disposed, any unamortized drydocking expenditure is charged against income in the period of disposal.

Useful lives applied in depreciation are as follows:

Vessels (excluding converted FSRUs)	40 years
Vessels - converted FSRUs	20 years from conversion date
Drydocking expenditure	5 years
Mooring equipment	11 years

Vessel under capital lease
Vessel under capital lease

We lease one vessel under an agreement that has been accounted for as a capital lease. Obligations under capital lease are carried at the present value of future minimum lease payments, and the asset balance is amortized on a straight-line basis over the remaining economic useful life of the vessel. Interest expense is calculated at a constant rate over the term of the lease.

Depreciation of the vessel under capital lease is included within depreciation and amortization expense in the statement of operations. The vessel under capital lease is depreciated on a straight-line basis over the vessel’s remaining useful economic life, based on a useful life of 40 years. Refurbishment costs and drydocking expenditures incurred in respect of vessel under capital lease is accounted for consistently as that of an owned vessel.

Our capital lease is ‘funded’ via long term cash deposits which closely match the lease liability. Future changes in the lease liability arising from interest rate changes are only partially offset by changes in interest income on the cash deposits, and where differences arise, this is funded by, or released to, available working capital.

Income derived from the sale of subsequently leased assets is deferred and amortized in proportion to the amortization of the leased assets (see note 22). Amortization of deferred income is offset against depreciation and amortization expense in the statement of operations.

Intangible assets
Intangible assets

Intangible assets pertain to customer related and contract based assets representing primarily long-term time charter party agreements acquired in connection with the acquisition of certain subsidiaries from Golar. Intangible assets identified are recorded at fair value. Fair value is determined by reference to the discounted amount of expected future cash flows. These intangible assets are amortized over the term of the time charter party agreement and the amortization expense is included in the statement of operations in the depreciation and amortization line item. Impairment testing is performed when events or changes in circumstances indicate that the carrying amount of the intangible asset may not be recoverable.

Impairment of long-lived assets
Impairment of long-lived assets

We continually monitor events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. In assessing the recoverability of our vessels’ carrying amounts, we make assumptions regarding estimated future cash flows and estimates in respect of residual or scrap value. When such events or changes in circumstances are present, we assess the recoverability of long-term assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, an impairment loss shall be measured as the amount by which the carrying amount of a long-lived asset (asset group) exceeds its fair value.

Deferred charges
Deferred charges

Costs associated with long-term financing, including debt arrangement fees, are deferred and amortized over the term of the relevant loan under the effective interest method. Amortization of debt issuance cost is included in interest expense. These costs are presented as a deduction from the corresponding liability, consistent with debt discounts.

Provisions
Provisions

In the ordinary course of business, we are subject to various claims, suits and complaints. Management, in consultation with internal and external advisers, will provide for a contingent loss in the financial statements if the contingency was present at the date of the financial statements and the likelihood of loss was probable and the amount can be reasonably estimated. If we have determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, we will provide the lower amount within the range.

Derivatives
Derivatives

We use derivatives to reduce market risks associated with our operations. We use interest rate swaps for the management of interest risk exposure. The interest rate swaps effectively convert a portion of our debt from a floating to a fixed rate over the life of the transactions without an exchange of underlying principal.

We seek to reduce our exposure to fluctuations in foreign exchange rates through the use of foreign currency forward contracts.

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying balance sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative.

Where the fair value of a derivative instrument is a net liability, the derivative instrument is classified in “Other current liabilities” in the balance sheet. Where the fair value of a derivative instrument is a net asset, the derivative instrument is classified in “Other current assets” or “Other non-current assets” in the balance sheet depending on its maturity. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and also qualifies for hedge accounting. For derivative instruments that are not designated or do not qualify as hedges, the changes in fair value of the derivative financial instrument are recognized in earnings and recorded each period in current earnings in “Gains/(losses) on derivative instruments”. We have no existing interest rate swaps held for hedging.

Cash flows from derivative instruments that are accounted for as cash flow hedges are classified in the same category as the cash flows from the items being hedged. Cash flows from economic hedges are classified in the same category as the items subject to the economic hedging relationship.

Unit-based compensation
Unit-based compensation

We expense the fair value of unit options issued to employees over the period the options vest. We amortize unit-based compensation for awards on a straight-line basis over the period during which the employee is required to provide service in exchange for the reward - the requisite service (vesting) period. No compensation cost is recognized for unit options for which employees do not render the requisite service. The fair value of employee unit options is estimated using the Black-Scholes option-pricing model.

Fair value measurements
Fair value measurements

We account for fair value measurements in accordance with the accounting standards guidance using fair value to measure assets and liabilities. The guidance provides a single definition of fair value, together with a framework for measuring it, and requires additional disclosure about the use of fair value to measure assets and liabilities.

Gain/(losses) on derivatives instruments
Gains/(losses) on derivative instruments

With effect from the year ended December 31, 2018, we presented a new line item in financial income/(expenses) and in operating activities on the face of the consolidated statements of operations and in the consolidated statement of cash flows, respectively. The new line item on the face of the consolidated statements of operations, "Gains/(losses) on derivative instruments" and the new line item in the consolidated statement of cash flows, "Change in market value of derivatives", relate to the movement of our derivative instruments. Previously, these items were presented within "Other financial items, net" on the face of the consolidated statements of operations along with our general finance costs and "Change in assets and liabilities" in the consolidated statement of cash flows.

New accounting pronouncements
Adoption of new accounting standards
In May 2014, the Financial Accounting Standards Board (the “FASB”) issued accounting standards update (“ASU”) 2014-09 Revenue from Contracts With Customers (Topic 606) and subsequent amendments. The standard provides a single, comprehensive revenue recognition model and requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. We adopted this guidance on January 1, 2018. There is no impact on the adoption of this standard on our Consolidated Financial Statements.

In January 2016, the FASB issued ASU 2016-01 Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which made targeted improvements to the recognition, measurement, presentation and disclosure of financial instruments. We adopted the amendments to this ASU on January 1, 2018 under a modified retrospective approach except for equity securities without a determinable fair value, for which a prospective approach is prescribed. The adoption of this ASU did not have a material impact on the Consolidated Financial Statements.

In August 2016, the FASB issued ASU 2016-15 Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which provides guidance on the disclosure and classification of certain items within the statements of cash flows. We adopted this ASU on January 1, 2018 under a retrospective approach, resulting in presentational changes to our Consolidated Statement of Cash Flows. The adoption of this ASU did not have a material impact on the Consolidated Financial Statements.

In November 2016, the FASB issued ASU 2016-18 “Statement of Cash Flows (Topic 230): Restricted Cash”, which requires that restricted cash be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts presented on the statement of cash flows. We adopted this ASU on January 1, 2018 under a retrospective approach, resulting in presentational changes to our Consolidated Statement of Cash Flows and related disclosures. The adoption results in presentational changes to our Consolidated Statement of Cash Flows.

		December 31, 2017			December 31, 2016
(in thousands of $)	Cash Flow Line Items	Balance Prior to Adoption	Adjustment Increase/ (Decrease)	As Adjusted	Balance Prior to Adoption	Adjustment Increase/ (Decrease)	As Adjusted
OPERATING ACTIVITIES	Unrealized foreign exchange losses/(gains)	3,657	—	3,657	(532)	(413)	(945)
	Interest element included in obligation under capital lease	534	(578)	(44)	(1,205)	(677)	(1,882)
	Amounts due to/(from) related parties	17,856	—	17,856	(17,512)	(725)	(18,237)
	Restricted cash	(5)	5	—	(129)	129	—
FINANCING ACTIVITIES	Repayments of obligations under capital lease	(821)	—	(821)	(122)	(445)	(567)
	Restricted cash and short-term investments	(12,102)	12,102	—	7,627	(7,627)	—
	Advances from/(releases to) related party for Methane Princess lease security deposit	—	(1,498)	(1,498)	—	725	725
Effect of exchange rate changes on cash		—	10,487	10,487	—	(21,966)	(21,966)
As a result of the above changes, the following subtotals as retrospectively restated are as follows:
Net increase in cash, cash equivalents and restricted cash		181,244	20,518	201,762	25,024	(30,858)	(5,834)
Cash, cash equivalents and restricted cash at beginning of period		65,710	162,415	228,125	40,686	193,273	233,959
Cash, cash equivalents and restricted cash at end of period		246,954	182,933	429,887	65,710	162,415	228,125

In January 2017, the FASB issued ASU 2017-01 Business Combinations (Topic 805): Clarifying the Definition of a Business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. We adopted this ASU prospectively from January 1, 2018. As a result, this increases the likelihood that future vessel acquisitions may be considered the acquisition of an asset rather than a business combination. However, this will be dependent upon the facts and circumstances of each prospective transaction. We do not expect the adoption of this ASU to have a material impact on our Consolidated Financial Statements and related disclosures where prospective dropdowns are accounted for as asset acquisitions will be significantly reduced.
Accounting pronouncements that have been issued but not adopted
In February 2016, the FASB issued ASU 2016-02 Leases (Topic 842) and subsequent amendments. Topic 842 modifies the definition of a lease, requires periodic reassessment of the lease term and requires new disclosures. Lessors are required to classify leases as sales-type, direct financing or operating, with classification affecting the pattern of income recognition and provides guidance for sale and leaseback transactions. Topic 842 is not applicable for us as a lessee.

Topic 842 will become effective for us on January 1, 2019. We have elected to apply the modified retrospective transition approach. We will elect all available practical expedients which among other things allow us to carry forward prior conclusions relating to lease identification, classification and lease term. Our election of the practical expedient providing transition relief will result in our prior periods not being restated and will continue to be reported under Topic 840. For contracts where we are the lessor, the practical expedients we have elected results in no change to our Balance Sheet on adoption. Our existing leases will continue to be classified in accordance with Topic 840, Modifications and subsequent accounting will follow the accounting under Topic 842. Leases entered into on or after January 1, 2019 will be assessed under the requirements of Topic 842. New lessor presentation and disclosure requirements are introduced and will be applied to our new and existing lease agreements commencing January 1, 2019.

In June 2016, the FASB issued ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequent amendment ASU 2018-19 Codification Improvements to Topic 326 "Financial Instruments-Credit Losses", which requires recognition and measurement of expected credit losses for financial assets and off balance sheet credit exposures. The guidance is effective on a modified retrospective basis for us on January 1, 2020 with early adoption permitted. We are evaluating the impact of this standard on our Consolidated Financial Statements and related disclosures.
In July 2018, the FASB issued ASU 2018-09 Codification improvements. The amendments in this ASU cover a wide range of topics covering primarily minor corrections, clarifications and codification improvements, which has no material impact on our Consolidated Financial Statements and related disclosures.
In August 2018, the FASB issued ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. These amendments change the disclosures for fair value measurements - removing or modifying certain existing disclosure requirements and adding new disclosure requirements. The guidance is effective for us commencing January 1, 2020 with early adoption permitted. We are evaluating the impact of these amendments on our Consolidated Financial Statements and related disclosures.
In October 2018, the FASB issued ASU 2018-17 Consolidation (Topic 810) - Targeted Improvements to Related Party Guidance for Variable Interest Entities. This amendment clarifies guidance for considering whether indirect interests held through related parties under common control are considered variable interests, increasing consistency of guidance for common control arrangements. The guidance is effective on a modified retrospective basis for us on January 1, 2020 with early adoption permitted. We are evaluating the impact of these amendments on our Consolidated Financial Statements and related disclosures.